Related Parties - Summary of Interest Income from Related Parties and Interest Expense to Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Interest income from related parties	₺ 338,274	₺ 95,720
Interest expense to related parties	26,492	4,275
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Interest income from related parties	150,389	32,762
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Interest income from related parties	97,296	27,509
Interest expense to related parties	17,889
Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Interest income from related parties	88,334	33,838
Interest expense to related parties	4,831	1,736
Halk Varlik Kiralama AS [Member]
Disclosure of transactions between related parties [line items]
Interest expense to related parties	3,644	1,968
Ziraat Yatirim Menkul Degerler A.S.
Disclosure of transactions between related parties [line items]
Interest expense to related parties	33	506
Other
Disclosure of transactions between related parties [line items]
Interest income from related parties	2,255	1,611
Interest expense to related parties	₺ 95	₺ 65